Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary Of Assets And Laibilities Measured At Fair Value
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money market funds held in Trust Account	$750,085,956	$750,085,956	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$41,250,000	$41,250,000	$—	$—

Warrant Liability – Private Placement Warrants	$21,194,049	$—	$—	$21,194,049

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money market funds held in Trust Account	$750,063,158	$750,063,158	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$48,000,000	$48,000,000	$—	$—

Warrant Liability – Private Placement Warrants	$23,676,615	$—	$—	$23,676,615

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 by level within the fair value hierarchy:

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money market fund held in Trust Account	$750,063,158	$750,063,158	$—	$—

Liabilities:
Warrant Liability—Public Warrants	$48,000,000	$48,000,000	$—	$—

Warrant Liability—Private Placement Warrants	$23,676,615	$—	$—	$23,676,615

Summary Of Quantitative Information Regarding Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements inputs:

	As of June 30, 2021	As of December 31, 2020
Stock price	$10.40	$10.90
Strike Price	$11.50	$11.50
Term (in years)	5.50	5.75
Volatility	28.00%	28.30%
Risk-free interest rate	0.96%	0.47%
Dividend yield	0.00%	0.00%
Fair value	$2.49	$2.79

The following table provides quantitative information regarding Level 3 fair value measurements inputs:

	As of July 2, 2020		As of December 31, 2020
	Public Warrants	Private Warrants	Private Warrants
Stock price	$10.54	$10.54	$10.90
Strike Price	$11.50	$11.50	$11.50
Term (in years)	6	6	5.75
Volitility	10 - 20%	10 - 18%	28.30%
Risk-free rate	0.40%	0.40%	0.47%
Dividend yield	0.00%	0.00%	0.00%

Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value
The change in the fair value of the warrants measured with Level 3 inputs for the six months ended June 30, 2021 is summarized as follows:

Value of warrant liability measured with Level 3 inputs at December 31, 2020	$23,676,615
Change in fair value of warrant liability measured with Level 3 inputs	(2,482,566)
Transfer in/out	—

Value of warrant liability measured with Level 3 inputs at June 30, 2021	$21,194,049

The change in the fair value of the Warrants measured with Level 3 inputs for the period from July 2, 2020 (Initial Measurement) through December 31, 2020 is summarized as follows:

Issuance of Public and Private Warrants with Level 3 measurements	$28,537,364
Change in fair value of warrant liability measured with Level 3 inputs	14,726,289
Transfer of Public Warrants to Level 1 measurements	(19,587,038)

Warrants liability at December 31, 2020 measured utilizing Level 3 inputs	$23,676,615